Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net appreciation in fair value of investments	$ 20,706,020
Dividends	313,790
Interest and other	3,698
Contributions:
Participants	7,648,446
Employer	2,760,138
Total additions	31,432,092
Deductions from net assets attributed to:
Benefits paid to participants	(8,691,507)
Administrative fees	(150,938)
Total deductions	(8,842,445)
Net increase	22,589,647
Beginning of year	157,223,273
End of year	$ 179,812,920